Other income net	12 Months Ended
Dec. 31, 2022
Other income:
Other income, net

Note 15 : Other income, net

	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000

Exchange gain / (loss), net	(93)	77	101
Rental income	37	50	59
Government subsidies – Employment Support Scheme *	69	-	147
	13	127	307

* The amount represents salaries and wage subsidies granted under Anti-Epidemic Fund by the Government of the Hong Kong Special Administrative Region for the use of paying wages of employees from June to November 2020.